Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Deferred tax assets: Allowance for loan losses	$ 2,390	$ 1,961
Deferred tax assets: Pension benefits	625	278
Deferred tax assets: Other	468	291
Total deferred tax assets	3,483	2,530
Deferred tax liabilities: Depreciation	1,581	1,598
Deferred tax liabilities: Loan costs	425	364
Deferred tax liabilities: Real estate investment trust income	1,202
Deferred tax liabilities: Unrealized gains on investment available for sale	786	737
Total deferred tax liabilities	3,994	2,699
Net deferred tax liability included in other liabilities	$ (511)	$ (169)